Related Parties - Summary of Subsidiaries and Other Related Parties (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Routeasy Serviços de Assessoria Logística Ltda. [member]
Disclosure of transactions between related parties [line items]
Contract term of loans receivable from related parties	36 months
Borrowings, interest rate basis	3
LA'7 Participaes e Empreend. Imob. Ltda. [member]
Disclosure of transactions between related parties [line items]
Number of drugstores under rental contracts		15